Unaudited Interim Condensed Consolidated Statements of Mezzanine and Stockholders' Equity - USD ($)	Warrants Issued With the 2018 Common Stock Offering [Member] Mezzanine Equity [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Preferred Stock [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] Common Stock [Member]	[1]	Warrants Issued With the 2018 Common Stock Offering [Member] Additional Paid-in Capital [Member]	[1]	Warrants Issued With the 2018 Common Stock Offering [Member] Retained Earnings [Member]	Warrants Issued With the 2018 Common Stock Offering [Member] AOCI Attributable to Parent [Member]	Warrants Issued With the 2018 Common Stock Offering [Member]	The 2014 Warrants [Member] Mezzanine Equity [Member]	The 2014 Warrants [Member] Preferred Stock [Member]	The 2014 Warrants [Member] Common Stock [Member]	[1]	The 2014 Warrants [Member] Additional Paid-in Capital [Member]	[1]	The 2014 Warrants [Member] Retained Earnings [Member]	The 2014 Warrants [Member] AOCI Attributable to Parent [Member]	The 2014 Warrants [Member]	Class A Warrants [Member] Mezzanine Equity [Member]	Class A Warrants [Member] Preferred Stock [Member]	Class A Warrants [Member] Common Stock [Member] [1]	Class A Warrants [Member] Additional Paid-in Capital [Member]	[1]	Class A Warrants [Member] Retained Earnings [Member]	Class A Warrants [Member] AOCI Attributable to Parent [Member]	Class A Warrants [Member]	Series E Convertible Preferred Stock [Member] Mezzanine Equity [Member]	Series E Convertible Preferred Stock [Member] Preferred Stock [Member]	Series E Convertible Preferred Stock [Member] Common Stock [Member]	[1]	Series E Convertible Preferred Stock [Member] Additional Paid-in Capital [Member]	[1]	Series E Convertible Preferred Stock [Member] Retained Earnings [Member]	Series E Convertible Preferred Stock [Member] AOCI Attributable to Parent [Member]	Series E Convertible Preferred Stock [Member]	Equity Offerings [Member] Mezzanine Equity [Member]	Equity Offerings [Member] Preferred Stock [Member]	Equity Offerings [Member] Common Stock [Member] [1]	Equity Offerings [Member] Additional Paid-in Capital [Member]	[1]	Equity Offerings [Member] Retained Earnings [Member]	Equity Offerings [Member] AOCI Attributable to Parent [Member]	Equity Offerings [Member]	Mezzanine Equity [Member]	Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member] [1]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance (in shares) at Dec. 31, 2018																																													100,000	46,034	[1]
Balance at Dec. 31, 2018																																													$ 1,000		[1]	$ 412,059,000	$ (307,779,000)		$ 104,281,000
Net loss																																															[1]		(628,000)		(628,000)
Stock-based compensation																																															[1]	(17,000)			(17,000)
Issuance of common stock due to exercise of warrants (in shares)			3,894									11,765
Issuance of common stock due to exercise of warrants					$ 1,292,000				$ 1,293,000					$ 2,675,000				$ 2,675,000
Issuance of Series E Shares as part of exchange (in shares)																																												27,129			[1]
Issuance of Series E Shares as part of exchange																																												$ (27,129,000)			[1]
Deemed dividend for Series E Shares feature as part of exchange																																															[1]	(9,570,000)			(9,570,000)
Deemed dividend equivalents on Series E Shares related to redemption value																																												4,223,000			[1]	(4,223,000)			(4,223,000)
Beneficial conversion feature of Series E Shares																																												(9,339,000)			[1]	9,339,000			9,339,000
Deemed dividend for Series E Shares																																												9,339,000			[1]
Repurchase of beneficial conversion feature with debt extinguishment																																															[1]	(8,518,000)			(8,518,000)
Reversal of equity offering costs not payable																																															[1]	1,500,000			1,500,000
Dividends of Series E shares (in shares)																																												1,029			[1]
Dividends of Series E shares																																												$ 1,029,000							1,029,000
Dividends of Series E shares																																															[1]	(1,029,000)			(1,029,000)
Dividends of Series E shares (in shares)																																												(1,029)			[1]
Dividends of Series E shares																																															[1]	1,029,000			1,029,000
Other comprehensive loss																																															[1]			(1,388,000)	(1,388,000)
Issuance of Series E Shares (Note 12)																																												$ 27,129,000			[1]
Balance (in shares) at Jun. 30, 2019																																												28,158	100,000	61,693	[1]
Balance at Jun. 30, 2019																																												$ 32,381,000	$ 1,000	$ 1,000	[1]	403,508,000	(308,407,000)	(1,388,000)	93,715,000
Balance (in shares) at Dec. 31, 2019																																												15,724	100,000	347,813	[1]
Balance at Dec. 31, 2019																																												$ 18,083,000	$ 1,000	$ 3,000	[1]	411,583,000	(322,552,000)	(1,361,000)	87,674,000
Net loss																																															[1]		(2,868,000)		(2,868,000)
Stock-based compensation																																															[1]	(17,000)			(17,000)
Issuance of common stock due to exercise of warrants (in shares)																										67,200
Issuance of Series E Shares as part of exchange (in shares)																											14,350
Issuance of Series E Shares as part of exchange																											$ (14,350,000)
Deemed dividend equivalents on Series E Shares related to redemption value																																												3,099,000			[1]	(3,099,000)			(3,099,000)
Beneficial conversion feature of Series E Shares																																												(1,067)				1,067			1,067
Reversal of equity offering costs not payable
Dividends of Series E shares (in shares)																																												2,554			[1]
Dividends of Series E shares																																												$ 2,554,000							2,554,000
Dividends of Series E shares																																															[1]	(932,000)			(932,000)
Dividends of Series E shares (in shares)																																												(2,554)			[1]
Dividends of Series E shares																																															[1]	932,000			932,000
Other comprehensive loss
Issuance of stock (in shares)																																						33,071,356
Issuance of stock																																						$ 331,000	$ 105,996,000				$ 106,327,000
Cashless exercises of Class A Warrants (Note 9) (in shares)																					67,200
Cashless exercises of Class A Warrants (Note 9)																					$ 1,000	$ (1,000)
Issuance of Series E Shares (Note 12)																											$ 14,350,000
Redemptions of Series E Shares (Note 12) (in shares)																																												(21,364)			[1]
Redemptions of Series E Shares (Note 12)																																												$ (24,569,000)			[1]
Excess of consideration over carrying value of acquired assets (Note 1)																																															[1]	(62,000,000)			(62,000,000)
Deemed dividend related to beneficial conversion feature of Series E Shares																																												1,067				(1,067)			(1,067)
Other comprehensive loss (Note 11)																																															[1]			1,361,000	1,361,000
Balance (in shares) at Jun. 30, 2020																																												11,264	100,000	33,486,369	[1]
Balance at Jun. 30, 2020																																												$ 13,517,000	$ 1,000	$ 335,000	[1]	$ 451,765,000	$ (325,420,000)		$ 126,681,000

[1]	Adjusted to reflect the reverse stock split of August 2020 (see Note 1)